o 020 P-4

                         SUPPLEMENT DATED JULY 3, 2000
                             TO THE PROSPECTUS OF

                         FRANKLIN FLOATING RATE TRUST
                            DATED DECEMBER 1, 1999

                   (REPLACES SUPPLEMENT DATED JUNE 1, 2000)

As in the prospectus, terms beginning with a capital letter or having all capitals are explained in the Useful Terms and Definitions section at the end of the prospectus.

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references in the prospectus to the number of Common Shares of the fund registered with the SEC are amended to reflect the registration of an additional 200,000,000 Common Shares, bringing the total number of registered Common Shares of the fund to 520,000,000.

III. The second and third paragraphs and the footnote on the inside front cover are replaced with the following:

 The fund began offering its Common Shares and began investment operations on October 10, 1997. The fund engages in a continuous offering of Common
 Shares. The fund is authorized as a business trust to issue an unlimited number of Common Shares and has registered 520,000,000 Common Shares. Common Shares are offered at a price equal to the next determined Net Asset Value per share, which, as of June 15, 2000, was $9.86 per share. There is no front-end sales charge on purchases of Common Shares. An Early Withdrawal Charge of 1% will be imposed on Common Shares that are held less than twelve months and that are accepted by the fund for repurchase in a Tender Offer. Certain waivers of this charge may apply. Please see "Early Withdrawal Charge." The price of Common Shares will fluctuate, depending upon the fund's Net Asset Value per share.

 The proceeds to the fund of the offering of the 200,000,000 Common Shares most recently registered by the fund are estimated at $1,972,000 and, subject to expenses of issuance and distribution1 and any repurchases, will be invested by the fund over the course of the continuous offering.

------------------------------------------------------------------------------
 1. The expenses of issuance and distribution for such Common Shares are estimated at $8,624,293 which includes, in addition to other expenses, $670,293 for government and self-regulatory organization filing fees and $7,888,000 for accounting and transfer agent fees. The fund incurred organizational expenses that remain a liability of the fund and are gradually reduced in equal installments over a period of 60 months from the date the fund commenced investment operations on October 10, 1997. The remaining liability, as of May 31, 2000, is $55,865 and the amount of the monthly reduction is $2,067. The foregoing expenses that are incurred during the annual period as described in "Expense Summary" below are included in the total annual fund operating expenses described in such summary.

IV. The following information is added to the section "Financial Highlights" on page 4:

                                                      SIX MONTHS ENDED
                                                      JANUARY 31, 2000
                                                        (UNAUDITED)1

 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the period)

 Net asset value, beginning of period .................        $9.98
                                                       --------------
 Income from investment operations:
  Net investment income ...............................         0.40
  Net realized and unrealized gains (losses) ..........        (0.02)
                                                       --------------
 Total from investment operations .....................         0.38
                                                       --------------
 Less distributions from net investment income ........        (0.40)
                                                       --------------
 Net asset value, end of period .......................       $ 9.96
                                                       --------------
 Total return2 ........................................         3.92%
 Ratios/supplemental data
 Net assets, end of period (000's) ....................   $1,773,356
 Ratios to average net assets:
  Expenses ............................................         1.40% 3
  Expenses excluding waiver and payments by affiliate .         1.42% 3
  Net investment income ...............................         8.08% 3
 Portfolio turnover rate ..............................        41.84%

 1. Based on average shares outstanding.

 2. Total return does not reflect the Early Withdrawal Charge and is not annualized.

 3. Annualized.

V. The section "Opening Your Account" on page 40 is replaced with the following:

 To open your account, please follow the steps below. This will help avoid any delays in processing your request. Please keep in mind that the fund does not currently allow investments by Market Timers.

 1. Read this prospectus carefully.

 2. Determine how much you would like to invest. The fund's minimum investments are:

   o To open an account                                                  $1,000
   o To open a custodial account for a minor (an UGMA/UTMA account)       $ 100
   o To  open  an  account  with  an  automatic  investment  plan
     ($25  for an Education IRA)                                          $  50
   o To add to an account                                                 $  50

 We reserve the right to change the amount of these minimums for certain purchases. We also reserve the right to refuse any order to buy Common Shares.

 3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Services to Help You Manage Your Account" on page 61). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

4. Make your investment using the table below.

Method            Steps to Follow

By Mail           For an initial investment:

                  Return the application to the fund with your check made payable to the fund.

                  For additional investments:

                  Send a check made payable to the fund. Please include your account number on the check.

By Wire 1. Call Shareholder Services or, if that number is busy, call 1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                  2. For an initial investment you must also return your signed application to the fund.

                  Important Deadlines: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

Through
Your Dealer       Call your investment representative

 By Phone         Opening an  account:  If you have  another  Franklin
                  Templeton    account    with   your   bank   account
 (Up to           information  on file,  you may open a new account by
 $100,000         phone. The accounts must be identically registered.
 per day)
 1-800/632-2301   To make a same  day  investment,  please  call us by
                  1:00 p.m.  Pacific time or the close of the New York
                  Stock Exchange, whichever is earlier.

                  Adding to an account: Before requesting a telephone purchase, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                  To make a same day investment, please call us by 1:00 p.m. Pacific time or the close of the New York Stock Exchange, whichever is earlier.


VI. The first sentence of the fourth paragraph of the section "Exchanges" on page 51 is replaced with the following:

 You may request an exchange over the phone (1-800-632-2301) provided that you do not hold share certificates for the Common Shares or other Franklin Templeton Fund shares you want to exchange. If your shares are held in street or nominee name, please contact your Securities Dealer to request an exchange by telephone. Otherwise, appropriate written instructions, signed by all registered owners, must accompany your exchange request.

VII. The last paragraph of the section "Written Instructions" on page 59 is replaced with the following:

 TENDER OFFERS-TELEPHONE INSTRUCTIONS

 Generally, in a Tender Offer, requests to tender Common Shares with a value of $100,000 or less can be made over the phone (1-800-632-2301) provided that you do not hold share certificates and you have not changed your address by phone within the last 15 days. You may not tender over the phone more than $100,000 in Common Shares during any single Tender Offer period. If your shares are held in street or nominee name, please contact your Securities Dealer to tender your Common Shares by telephone. Otherwise, written instructions with respect to your tender of Common Shares in a Tender Offer must be completed in the manner described, and on the appropriate forms included, in the notification to shareholders of the Tender Offer.

 If you qualify for a waiver from the Early Withdrawal Charge, please notify our representative when you request to tender Common Shares over the phone. If you do not indicate that you qualify for this waiver, the fund cannot guarantee that you will receive the waiver.

VIII. The section "Automatic Investment Plan" on page 61 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN

 This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy Common Shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

IX. The section "Services to Help You Manage Your Account" on page 61 is amended to add the following:

 TELEPHONE PRIVILEGES

 You automatically receive telephone privileges when you open your account, allowing you, your investment representative or your Securities Dealer to buy, sell or exchange your shares in connection with a Tender Offer and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange, or redemption privileges by sending your written instruction stating that you decline telephone exchange or redemption privileges to Investor Services at P.O. Box 997151, Sacramento, CA, 95899-9983.

 AUTOMATIC PAYROLL DEDUCTION

 You may invest in the Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.



               Please keep this supplement for future reference.




o 020 SA-1

                         SUPPLEMENT DATED JULY 3, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                         FRANKLIN FLOATING RATE TRUST
                            DATED DECEMBER 1, 1999

The Statement of Additional Information is amended as follows:

I. The last paragraph under "Officers and Trustees" is replaced with the following:

 As of June 13, 2000, the officers and Board members, as a group, owned of record and beneficially less than 1% of the total outstanding shares of the fund.

II. The following information is added to the applicable sections under "How Does the Fund Measure Performance?":

 Total Return

 Average Annual Total Return. The average annual total returns for the indicated periods ended January 31, 2000, were:


                                                            Since
                                                1 Year    Inception
                                                  (%)     (10/10/97) (%)
------------------------------------------------------------------------------
                                                 7.03        6.91

 Cumulative Total Return. The cumulative total returns for the indicated periods ended January 31, 2000, were:
                                                            Since
                                                1 Year    Inception
                                                  (%)      (10/10/97) (%)
------------------------------------------------------------------------------
                                                 7.03        16.69

 Yield

 Current  Yield.  The yield for the 30-day period ended January 31, 2000,  was
 8.63%.

 Current Distribution Rate

 The current distribution rate for the 30-day period ended January 31, 2000, was 8.51%.

III. The following is added at the end of the paragraph under "Financial Statements":

 The unaudited financial statements in the fund's Semiannual Report to Shareholders, for the six-month period ended January 31, 2000, also are incorporated by reference.

               Please keep this supplement for future reference.